SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]
20.	SUBSEQUENT EVENTS

On March 3, 2015, the Company entered into a new loan agreement with Nanjing Bank Company Limited (Beijing Branch) in the amount of $2,434,500 (RMB15,000,000) with a floating interest rate which will be 7.811% in 2015. The loan is due on March 3, 2016. Pursuant to the terms of the agreement, the line of credit is secured by BTL’s building and guaranteed by an officer of the Company.

On January 28, 2015, the Company repaid the loan in the amount of $1,625,000 (RMB10,000,000) with Nanjing Bank Company Limited (Beijing Branch). On January 29, 2015, the Company repaid the loan in the amount of $812,500 (RMB5,000,000) with Nanjing Bank Company Limited (Beijing Branch).